Business Combination	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Business Combination	Business CombinationOn March 15, 2021, POINT Biopharma Inc. entered into a definitive business combination agreement (the “Business Combination Agreement”) with Therapeutics Acquisition Corp. (NASDAQ:RACA), d/b/a Research Alliance Corp. I (“RACA”), a special purpose acquisition company sponsored by RA Capital Management L.P., that was created for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization, or similar business combination with one or more businesses. On June 30, 2021, (the “Closing Date”), Bodhi Merger Sub, Inc., a wholly-owned subsidiary of RACA, merged with and into POINT Biopharma Inc. (the “Business Combination”), with POINT Biopharma Inc. as the surviving company in the Business Combination and, after giving effect to such Business Combination, POINT Biopharma Inc. became a wholly-owned subsidiary of RACA. RACA was then renamed “POINT Biopharma Global Inc.”
In accordance with the terms of the Business Combination Agreement, upon the closing of the Business Combination:
(i)each share and vested equity award of POINT Biopharma Inc. outstanding as of immediately prior to the Closing Date was converted into shares of Common Stock of the Company or comparable vested equity awards that are exercisable for shares of Common Stock of the Company, based on an implied vested equity value of $585,000,000 (which is equal to a conversion ratio of approximately 3.59-for-1);
(ii)all unvested equity awards of POINT Biopharma Inc. were converted into comparable equity awards that are exercisable for shares of Common Stock of the Company, determined based on the same conversion ratio at which the vested equity awards are converted into shares of Common Stock of the Company; and
(iii)each share of RACA Class A Common Stock and each share of RACA Class B Common Stock that was issued and outstanding immediately prior to the Closing Date became one share of Common Stock of the Company.
In connection with the Business Combination, the Company consummated the PIPE Financing, pursuant to which it received $165.0 million in exchange for 16,500,000 shares of Common Stock of the Company.
After giving effect to the Business Combination, there were 90,121,794 shares of Common Stock issued and outstanding.
We accounted for the Business Combination as a reverse recapitalization, in accordance with U.S. GAAP. POINT Biopharma Inc. is treated as the accounting acquirer (legal acquiree), while RACA is the accounting acquiree (legal acquirer) for financial reporting purposes. This determination is primarily based on the fact that the former POINT Biopharma Inc. stockholders retained a majority of the voting power of the Company and comprise a majority of the governing body of the Company, and the former POINT Biopharma Inc. senior management comprise substantially all of the senior management of the Company. Accordingly, for accounting purposes, the Business Combination is treated as the equivalent of POINT Biopharma Inc. issuing shares for the net assets of RACA, accompanied by a recapitalization. The net assets of RACA are stated at historical costs. No goodwill or other intangible assets is recorded.
In connection with the Business Combination, the Company incurred underwriting fees and other costs considered to be direct or incremental to the proceeds raised in connection with the Business Combination and PIPE Financing totaling approximately $21.9 million, consisting of costs incurred by RACA prior to the completion of the Business Combination as well as investment banker, legal, audit, tax, accounting and listing fees. These amounts are reflected within additional paid-in capital in the consolidated balance sheet as of December 31, 2021.
Summary of net proceeds
The following table summarizes the elements of the net proceeds from the Business Combination:

Recapitalization
Cash - RACA Trust and cash (net of redemptions)	$121,770,367
Cash - PIPE Financing	165,000,000
Less: Underwriting fees, costs incurred by RACA and other direct and incremental costs, each paid prior to December 31, 2021	(21,887,685)
Net proceeds from the Business Combination, net of costs incurred by RACA and direct and incremental costs paid per the statement of cash flows	$264,882,682
The net proceeds noted above exclude approximately $4.7 million in transaction costs that were not considered direct and incremental to the raising of capital. These costs consist of corporate expenses in the normal course of business comprised of accounting, consulting, insurance and board retainer fees. These costs were recorded as incurred in accordance with the nature of the services received.
Summary of shares of Common Stock issued
The following table summarizes the number of shares of Common Stock outstanding immediately following the consummation of the Business Combination:

Number of Shares
RACA Class A and Class B shares outstanding prior to the Business Combination	16,039,769
Class A shares issued pursuant to the PIPE Financing	16,500,000
Common Stock issued upon conversion of RACA Class A Common Stock and Class B Common Stock and PIPE Financing shares	32,539,769
Common Stock issued upon conversion of POINT Biopharma Inc. common shares	57,582,025
Total shares of Common Stock outstanding immediately following the Business Combination	90,121,794